UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01241
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
February 29
Date of Fiscal Year End
February 29, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Focused Growth Opportunities Fund Annual Report February 29, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 29, 2012
Eaton Vance
Focused Growth Opportunities Fund
Table of Contents

Management’s Discussion of Fund Performance	2
Performance	3
Fund Profile	4
Endnotes and Additional Disclosures	5
Fund Expenses	6
Financial Statements	7
Report of Independent Registered Public Accounting Firm	20
Federal Tax Information	21
Management and Organization	22
Important Notices	24

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2012
Management’s Discussion of Fund Performance1

Economic and Market Conditions
Amid widespread volatility in global markets, U.S. equity markets posted positive results for the 12 months ending February 29, 2012, with strong early and late gains helping to offset mid-year losses.
In the early months of the period, investor sentiment for U.S. equities was running high as U.S. and global economic conditions reaccelerated and corporate earnings results generally continued to beat consensus expectations. These and other factors enabled U.S. stocks to register gains going into the spring of 2011, despite headwinds from Japan’s natural disasters and geopolitical turmoil in North Africa and the Middle East.
As the year progressed, however, U.S. stock returns first moderated and then faltered. From July of 2011 to the market bottom on October 3, 2011, U.S. stocks registered broad-based declines as U.S. corporate profit growth slowed, the eurozone’s debt crisis worsened, and global economic activity decelerated. Investor confidence also was eroded by U.S. lawmakers’ partisan bickering over the federal debt ceiling and by Standard & Poor’s resulting decision to downgrade the country’s long-term credit rating. At the same time, discouraging U.S. economic data raised the possibility of another recession.
By the end of October 2011, the market had reversed course again, and the S&P 500 Index2 recorded one of its best calendar months in several decades. Investors seemed to be encouraged by Europe’s plan to combat Greece’s debt problems, expand a eurozone bailout fund, and recapitalize the region’s banks. The U.S. economy also displayed signs of improvement in the fourth quarter, most notably a slight decline in the unemployment rate. The October market rally helped the S&P 500 Index to finish 2011 in positive territory.
U.S. equity markets advanced further in early 2012. The S&P 500 Index gained 9.00% for the first two months of the year and recorded its best start to a year since 1991.
For the 12 months ending February 29, 2012, the S&P 500 Index and the Dow Jones Industrial Average gained 5.12% and 8.83%, respectively, while the NASDAQ Composite Index returned 7.73%. Growth stocks outperformed value stocks across most market capitalizations, and large-cap stocks outpaced their small-cap counterparts.
Fund Performance
For the period from the Fund’s inception on March 7, 2011, through its fiscal year end on February 29, 2012, Eaton Vance Focused Growth Opportunities Fund’s (the Fund) Class A shares at net asset value (NAV) had a total return of -1.00%. By comparison, the Fund’s benchmark, the Russell 1000 Growth Index (the Index), returned 8.91% during the period.
Stock selection was the main cause of the Fund’s underperformance relative to the Index, particularly in the information technology (IT), energy, and industrials sectors. Overweighting the weak-performing financials sector also hurt results.
Positioning in the IT sector was the largest relative detractor to Fund performance. Stock selection and a relative overweighting in the communications equipment, semiconductors & semiconductor equipment, and Internet software & services industries hurt results. Stock selection in software firms detracted as well. Selection also dragged on performance in the energy sector, where Fund holdings in the energy equipment & services and oil, gas and consumable fuels industries underperformed Index holdings in those areas. Overweighting energy equipment & services also detracted from Fund performance.
Overweight positions and stock selection in construction & engineering and road & rail firms held back Fund performance in the industrials sector. Elsewhere in the sector, selection in the machinery and aerospace & defense industries also detracted from results, but avoiding electrical equipment companies aided performance, as the Index’s holdings in that industry fell sharply. An overweight in capital markets stocks was a key detractor in the financials sector.
In contrast, the Fund’s relative performance was helped by stock selection in the health care, consumer discretionary, and consumer staples sectors. Holdings in the biotechnology, pharmaceuticals, and health care providers & services industries contributed to Fund performance in the health care sector. In consumer discretionary, positioning in household durables; textiles, apparel & luxury goods; and Internet & catalog retail firms aided relative results. In consumer staples, overweighting food products stocks, coupled with stock selection in the industry, boosted relative performance as well.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2012
Performance2,3

Portfolio Managers Lewis R. Piantedosi; Yana S. Barton, CFA

		Since
% Cumulative Total Returns	Inception Date	Inception

Class A at NAV	3/7/2011	-1.00%
Class A at 5.75% Maximum Sales Charge	—	-6.69
Class C at NAV	3/7/2011	-1.80
Class C at 1% Maximum Sales Charge	—	-2.78
Class l at NAV	3/7/2011	-0.78
Russell 1000 Growth Index	3/7/2011	8.91%

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class l

Gross	1.30%	2.05%	1.05%
Net	1.25	2.00	1.00
Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
Growth of $250,000	Period Beginning	At NAV	Sales Charge

Class A	3/7/11	$247,497	$233,268

Class C	3/7/11	$245,501	$243,046

Growth of $10,000

Class A	3/7/11	$9,900	$9,331

Class C	3/7/11	$9,820	$9,722

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2012
Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)[5]

Apple, Inc.	6.1%
QUALCOMM, Inc.	4.4
EMC Corp.	3.9
Wells Fargo & Co.	3.8
Allergan, Inc.	3.8
Mead Johnson Nutrition Co.	3.6
Boeing Co. (The)	3.6
Microsoft Corp.	3.5
eBay, Inc.	3.4
Schlumberger, Ltd.	3.4

Total	39.5%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2012
Endnotes and Additional Disclosures

[1]	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as forward looking statements. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/12. Without the reimbursement, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 – February 29, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)		Ratio

Actual
Class A	$1,000.00	$1,123.70	$6.60	**	1.25%
Class C	$1,000.00	$1,119.70	$10.54	**	2.00%
Class I	$1,000.00	$1,124.90	$5.28	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.27	**	1.25%
Class C	$1,000.00	$1,014.90	$10.02	**	2.00%
Class I	$1,000.00	$1,019.90	$5.02	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

6

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Portfolio of Investments

Common Stocks — 97.9%

Security	Shares	Value

Aerospace & Defense — 6.5%

Boeing Co. (The)	12,368	$926,982
United Technologies Corp.	9,097	762,965

		$1,689,947

Automobiles — 1.8%

Ford Motor Co.	38,491	$476,519

		$476,519

Biotechnology — 4.4%

Celgene Corp.(1)	10,336	$757,887
Gilead Sciences, Inc.(1)	8,210	373,555

		$1,131,442

Chemicals — 5.0%

Ecolab, Inc.	8,802	$528,120
Monsanto Co.	10,025	775,734

		$1,303,854

Commercial Banks — 3.8%

Wells Fargo & Co.	31,843	$996,367

		$996,367

Communications Equipment — 7.4%

Juniper Networks, Inc.(1)	34,020	$774,295
QUALCOMM, Inc.	18,298	1,137,770

		$1,912,065

Computers & Peripherals — 10.0%

Apple, Inc.(1)	2,910	$1,578,501
EMC Corp.(1)	36,309	1,005,396

		$2,583,897

Energy Equipment & Services — 3.4%

Schlumberger, Ltd.	11,265	$874,277

		$874,277

Food & Staples Retailing — 5.5%

Costco Wholesale Corp.	6,916	$595,191
CVS Caremark Corp.	18,098	816,220

		$1,411,411

Food Products — 3.6%

Mead Johnson Nutrition Co.	12,100	$940,775

		$940,775

Health Care Equipment & Supplies — 2.4%

Varian Medical Systems, Inc.(1)	9,679	$631,555

		$631,555

Hotels, Restaurants & Leisure — 1.9%

Starbucks Corp.	10,184	$494,535

		$494,535

Household Durables — 3.4%

Tempur-Pedic International, Inc.(1)	11,005	$869,395

		$869,395

Internet & Catalog Retail — 1.7%

Amazon.com, Inc.(1)	2,418	$434,490

		$434,490

Internet Software & Services — 3.4%

eBay, Inc.(1)	24,867	$888,746

		$888,746

IT Services — 2.2%

Visa, Inc., Class A	4,881	$568,002

		$568,002

Machinery — 3.9%

Deere & Co.	7,468	$619,321
PACCAR, Inc.	8,307	382,205

		$1,001,526

Media — 2.9%

Walt Disney Co. (The)	17,675	$742,173

		$742,173

Oil, Gas & Consumable Fuels — 4.6%

Anadarko Petroleum Corp.	7,417	$623,918
Apache Corp.	5,360	578,505

		$1,202,423

See Notes to Financial Statements.
7

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Portfolio of Investments — continued

Security	Shares	Value

Pharmaceuticals — 3.8%

Allergan, Inc.	10,925	$978,771

		$978,771

Road & Rail — 2.1%

Norfolk Southern Corp.	7,802	$537,558

		$537,558

Semiconductors & Semiconductor Equipment — 6.8%

Broadcom Corp., Class A(1)	13,849	$514,490
Cirrus Logic, Inc.(1)	30,180	711,645
Cypress Semiconductor Corp.(1)	30,448	525,228

		$1,751,363

Software — 4.9%

Microsoft Corp.	28,783	$913,573
Nuance Communications, Inc.(1)	13,334	345,617

		$1,259,190

Textiles, Apparel & Luxury Goods — 2.5%

NIKE, Inc., Class B	6,015	$649,139

		$649,139

Total Common Stocks
(identified cost $22,359,977)		$25,329,420

Short-Term Investments — 2.1%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.07%(2)	$536	$535,683

Total Short-Term Investments
(identified cost $535,683)		$535,683

Total Investments — 100.0%
(identified cost $22,895,660)		$25,865,103

Other Assets, Less Liabilities — (0.0)%(3)		$(9,725)

Net Assets — 100.0%		$25,855,378

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2012.

(3)	Amount is less than 0.05%.

See Notes to Financial Statements.
8

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Statement of Assets and Liabilities

Assets	February 29, 2012

Unaffiliated investments, at value (identified cost, $22,359,977)	$25,329,420
Affiliated investment, at value (identified cost, $535,683)	535,683
Dividends receivable	33,090
Interest receivable from affiliated investment	46
Receivable from affiliate	11,690

Total assets	$25,909,929

Liabilities

Payable to affiliates:
Investment adviser and administration fee	$15,136
Distribution and service fees	38
Accrued expenses	39,377

Total liabilities	$54,551

Net Assets	$25,855,378

Sources of Net Assets

Paid-in capital	$26,003,627
Accumulated net realized loss	(3,119,196)
Accumulated undistributed net investment income	1,504
Net unrealized appreciation	2,969,443

Net Assets	$25,855,378

Class A Shares

Net Assets	$114,726
Shares Outstanding	11,593
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.90
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.50

Class C Shares

Net Assets	$25,958
Shares Outstanding	2,644
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.82

Class I Shares

Net Assets	$25,714,694
Shares Outstanding	2,592,184
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.92

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
9

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Statement of Operations

Period Ended
Investment Income	February 29, 2012(1)

Dividends	$238,877
Interest allocated from affiliated investment	1,173
Expenses allocated from affiliated investment	(149)

Total investment income	$239,901

Expenses

Investment adviser and administration fee	$175,879
Distribution and service fees
Class A	246
Class C	144
Trustees’ fees and expenses	1,367
Custodian fee	31,479
Transfer and dividend disbursing agent fees	2,710
Legal and accounting services	27,563
Printing and postage	11,956
Registration fees	78,711
Miscellaneous	15,076

Total expenses	$345,131

Deduct —
Allocation of expenses to affiliate	$110,331

Total expense reductions	$110,331

Net expenses	$234,800

Net investment income	$5,101

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(3,119,257)
Investment transactions allocated from affiliated investment	61

Net realized loss	$(3,119,196)

Change in unrealized appreciation (depreciation) —
Investments	$2,969,443

Net change in unrealized appreciation (depreciation)	$2,969,443

Net realized and unrealized loss	$(149,753)

Net decrease in net assets from operations	$(144,652)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

See Notes to Financial Statements.
10

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Statement of Changes in Net Assets

Period Ended
Increase (Decrease) in Net Assets	February 29, 2012(1)

From operations —
Net investment income	$5,101
Net realized loss from investment transactions	(3,119,196)
Net change in unrealized appreciation (depreciation) from investments	2,969,443

Net decrease in net assets from operations	$(144,652)

Distributions to shareholders —
From net investment income
Class I	$(3,624)

Total distributions	$(3,624)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$321,775
Class C	59,900
Class I	25,862,238
Net asset value of shares issued to shareholders in payment of distributions declared
Class I	101
Cost of shares redeemed
Class A	(199,959)
Class C	(29,691)
Class I	(10,710)

Net increase in net assets from Fund share transactions	$26,003,654

Net increase in net assets	$25,855,378

Net Assets

At beginning of period	$—

At end of period	$25,855,378

Accumulated undistributed net investment income included in net assets

At end of period	$1,504

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

See Notes to Financial Statements.
11

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Financial Highlights

	Class A

	Period Ended
	February 29, 2012(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.019)
Net realized and unrealized loss	(0.081)

Total loss from operations	$(0.100)

Net asset value — End of period	$9.900

Total Return(3)	(1.00	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$115
Ratios (as a percentage of average daily net assets):
Expenses	1.25	%(5)(6)
Net investment loss	(0.21	)%(5)
Portfolio Turnover	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.47% of average daily net assets for the period from the start of business, March 7, 2011, to February 29, 2012). Absent this reimbursement, total return would have been lower.

See Notes to Financial Statements.
12

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Financial Highlights — continued

	Class C

	Period Ended
	February 29, 2012(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.092)
Net realized and unrealized loss	(0.088)

Total loss from operations	$(0.180)

Net asset value — End of period	$9.820

Total Return(3)	(1.80	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26
Ratios (as a percentage of average daily net assets):
Expenses	2.00	%(5)(6)
Net investment loss	(1.02	)%(5)
Portfolio Turnover	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.47% of average daily net assets for the period from the start of business, March 7, 2011, to February 29, 2012). Absent this reimbursement, total return would have been lower.

See Notes to Financial Statements.
13

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Financial Highlights — continued

	Class I

	Period Ended
	February 29, 2012(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.002
Net realized and unrealized loss	(0.081)

Total loss from operations	$(0.079)

Less Distributions

From net investment income	$(0.001)

Total distributions	$(0.001)

Net asset value — End of period	$9.920

Total Return(3)	(0.78	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,715
Ratios (as a percentage of average daily net assets):
Expenses	1.00	%(5)(6)
Net investment income	0.02	%(5)
Portfolio Turnover	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.47% of average daily net assets for the period from the start of business, March 7, 2011, to February 29, 2012). Absent this reimbursement, total return would have been lower.

See Notes to Financial Statements.
14

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on March 7, 2011. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At February 29, 2012, the Fund, for federal income tax purposes, had realized deferred capital losses of $3,119,196 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. These deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of February 29, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from March 7, 2011 to February 29, 2012 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

15

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Notes to Financial Statements — continued

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the period ended February 29, 2012 was as follows:

Period Ended
February 29, 2012(1)

Distributions declared from:
Ordinary income	$3,624

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

During the period ended February 29, 2012, accumulated undistributed net investment income was increased by $27 and paid-in capital was decreased by $27 due to differences between book and tax accounting, primarily for non-deductible expenses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 29, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$1,504
Deferred capital losses	$(3,119,196)
Net unrealized appreciation	$2,969,443

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period ended February 29, 2012, the investment adviser and administration fee amounted to $175,879 or 0.75% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2012. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $110,331 of the Fund’s operating expenses for the period ended February 29, 2012.

16

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Notes to Financial Statements — continued

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended February 29, 2012, EVM earned $56 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $490 as its portion of the sales charge on sales of Class A shares for the period ended February 29, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended February 29, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended February 29, 2012 amounted to $246 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the period ended February 29, 2012, the Fund paid or accrued to EVD $108 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the period ended February 29, 2012 amounted to $36 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended February 29, 2012, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $53,382,587 and $27,895,845, respectively, for the period ended February 29, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
Class A	February 29, 2012(1)

Sales	34,393
Redemptions	(22,800)

Net increase	11,593

17

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Notes to Financial Statements — continued

Period Ended
Class C	February 29, 2012(1)

Sales	6,037
Redemptions	(3,393)

Net increase	2,644

Period Ended
Class I	February 29, 2012(1)

Sales	2,593,404
Issued to shareholders electing to receive payments of distributions in Fund shares	11
Redemptions	(1,231)

Net increase	2,592,184

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

At February 29, 2012, an affiliate of EVM owned 96% of the value of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$22,895,660

Gross unrealized appreciation	$3,231,164
Gross unrealized depreciation	(261,721)

Net unrealized appreciation	$2,969,443

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended February 29, 2012.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Notes to Financial Statements — continued

At February 29, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$25,329,420	*	$—	$—	$25,329,420
Short-Term Investments	—		535,683	—	535,683

Total Investments	$25,329,420		$535,683	$—	$25,865,103

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

19

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Growth Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Growth Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 29, 2012, and the related statements of operations, changes in net assets, and the financial highlights for the period from the start of business, March 7, 2011, to February 29, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2012, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused Growth Opportunities Fund as of February 29, 2012, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, March 7, 2011, to February 29, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 19, 2012

20

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately $233,557, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2012 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

21

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Management and Organization

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

22

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

Management and Organization — continued

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

23

Eaton Vance
Focused Growth Opportunities Fund

February 29, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5300-4/12	FGOSRC

Eaton Vance Focused Value Opportunities Fund Annual Report February 29, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 29, 2012
Eaton Vance
Focused Value Opportunities Fund
Table of Contents

Management’s Discussion of Fund Performance	2
Performance	3
Fund Profile	4
Endnotes and Additional Disclosures	5
Fund Expenses	6
Financial Statements	7
Report of Independent Registered Public Accounting Firm	20
Federal Tax Information	21
Management and Organization	22
Important Notices	24

Eaton Vance
Focused Value Opportunities Fund
February 29, 2012
Management’s Discussion of Fund Performance1

Economic and Market Conditions
Amid widespread volatility in global markets, U.S. equity markets posted positive results for the 12 months ending February 29, 2012, with strong early and late gains helping to offset mid-year losses.
In the early months of the period, investor sentiment for U.S. equities was running high as U.S. and global economic conditions reaccelerated and corporate earnings results generally continued to beat consensus expectations. These and other factors enabled U.S. stocks to register gains going into the spring of 2011, despite headwinds from Japan’s natural disasters and geopolitical turmoil in North Africa and the Middle East.
As the year progressed, however, U.S. stock returns first moderated and then faltered. From July of 2011 to the market bottom on October 3, 2011, U.S. stocks registered broad-based declines as U.S. corporate profit growth slowed, the eurozone’s debt crisis worsened, and global economic activity decelerated. Investor confidence also was eroded by U.S. lawmakers’ partisan bickering over the federal debt ceiling and by Standard & Poor’s resulting decision to downgrade the country’s long-term credit rating. At the same time, discouraging U.S. economic data raised the possibility of another recession.
By the end of October of 2011, the market had reversed course again, and the S&P 500 Index2 recorded one of its best calendar months in several decades. Investors seemed to be encouraged by Europe’s plan to combat Greece’s debt problems, expand a eurozone bailout fund, and recapitalize the region’s banks. The U.S. economy also displayed signs of improvement in the fourth quarter, most notably a slight decline in the unemployment rate. The October market rally helped the S&P 500 Index to finish 2011 in positive territory.
U.S. equity markets advanced further in early 2012. The S&P 500 Index gained 9.00% for the first two months of the year and recorded its best start to a year since 1991.
For the 12 months ending February 29, 2012, the S&P 500 Index and the Dow Jones Industrial Average gained 5.12% and 8.83%, respectively, while the NASDAQ Composite Index returned 7.73%. Growth stocks outperformed value stocks across most market capitalizations, and large-cap stocks outpaced their small-cap counterparts.
Fund Performance
For the period from the Fund’s inception on March 7, 2011, through its fiscal year end on February 29, 2012, Eaton Vance Focused Value Opportunities Fund’s (the Fund) Class A shares at net asset value (NAV) had a total return of 0.50%. By comparison, the Fund’s benchmark, the Russell 1000 Value Index (the Index), returned 3.55% during the period.
The Fund’s underperformance relative to the Index was largely the result of its positioning in the energy, financials, health care, materials and utilities sectors.
Stock selection in the energy sector was the largest relative detractor, as the Fund’s holdings in the oil, gas and consumable fuels industry and in energy equipment and services firms underperformed the Index. In the financials sector, stock selection and an overweighting in commercial banks hurt results when the industry lost ground during the period. Elsewhere in the sector, stock selection in insurance firms detracted from Fund performance.
Avoiding biotechnology stocks, which saw strong performance during the fiscal year, held back Fund performance in the health care sector, as did stock selection and an underweighting in pharmaceuticals, which also did well over the period. In the materials sector, an overweighting in metals and mining stocks was the chief detractor. Stock selection and an underweighting in the strong-performing electric utilities industry adversely affected results in the utilities sector.
In contrast, positioning in the consumer discretionary, information technology (IT), industrials and consumer staples sectors helped the Fund’s relative performance. Stock selection and a relative overweight in specialty retail firms and selection in the hotels, restaurants, and leisure area contributed to performance in the consumer discretionary sector. In IT, the Fund’s holdings in computer & peripherals firms contributed to Fund performance. An overweighting in software firms also helped results, as did avoidance of electronic equipment instruments & components stocks, which plummeted during the fiscal year.
In industrials, stock selection and overweight positions in road & rail, as well as aerospace & defense firms, were the main contributors. And in consumer staples, overweighting tobacco and food & staples retailing companies aided results.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Focused Value Opportunities Fund
February 29, 2012
Performance2,3

Portfolio Managers John D. Crowley; Michael R. Mach, CFA; Matthew F. Beaudry, CMFC, CIMA; Stephen J. Kaszynski, CFA

		Since
% Cumulative Total Returns	Inception Date	Inception

Class A at NAV	3/7/2011	0.50%
Class A at 5.75% Maximum Sales Charge	—	-5.28
Class C at NAV	3/7/2011	-0.32
Class C at 1% Maximum Sales Charge	—	-1.31
Class I at NAV	3/7/2011	0.64
Russell 1000 Value Index	3/7/2011	3.55%

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I

Gross	1.30%	2.05%	1.05%
Net	1.25	2.00	1.00
Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
Growth of $250,000	Period Beginning	At NAV	Sales Charge

Class A	3/7/11	$251,236	$236,792

Class C	3/7/11	$249,206	$246,721

Growth of $10,000

Class A	3/7/11	$10,050	$9,472

Class C	3/7/11	$9,968	$9,869

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Focused Value Opportunities Fund
February 29, 2012
Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)[5]

Sempra Energy	5.2%
Exxon Mobil Corp.	4.9
Apple, Inc.	4.4
Occidental Petroleum Corp.	4.2
TJX Companies, Inc. (The)	4.2
CVS Caremark Corp.	4.1
Vodafone Group PLC ADR	3.9
Boeing Co. (The)	3.9
ACE, Ltd.	3.9
Microsoft Corp.	3.7

Total	42.4%

See Endnotes and Additional Disclosures in this report.

Eaton Vance
Focused Value Opportunities Fund
February 29, 2012
Endnotes and Additional Disclosures

[1]	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as forward looking statements. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/12. Without the reimbursement, performance would have been lower.

[5]	Excludes cash and cash equivalents.
     Fund profile subject to change due to active management.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 – February 29, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(9/1/11)	(2/29/12)	(9/1/11 – 2/29/12)		Ratio

Actual
Class A	$1,000.00	$1,092.30	$6.50	**	1.25%
Class C	$1,000.00	$1,088.30	$10.38	**	2.00%
Class I	$1,000.00	$1,092.70	$5.20	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.27	**	1.25%
Class C	$1,000.00	$1,014.90	$10.02	**	2.00%
Class I	$1,000.00	$1,019.90	$5.02	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2011.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Portfolio of Investments

Common Stocks — 98.2%

Security	Shares	Value

Aerospace & Defense — 3.9%

Boeing Co. (The)	13,788	$1,033,411

		$1,033,411

Auto Components — 2.4%

Johnson Controls, Inc.	19,764	$644,899

		$644,899

Capital Markets — 3.4%

Ameriprise Financial, Inc.	16,296	$908,665

		$908,665

Commercial Banks — 3.6%

Wells Fargo & Co.	30,457	$952,999

		$952,999

Computers & Peripherals — 4.4%

Apple, Inc.(1)	2,149	$1,165,704

		$1,165,704

Consumer Finance — 2.5%

American Express Co.	12,559	$664,245

		$664,245

Diversified Financial Services — 5.1%

Citigroup, Inc.	16,178	$539,051
JPMorgan Chase & Co.	20,623	809,246

		$1,348,297

Energy Equipment & Services — 2.4%

Baker Hughes, Inc.	12,600	$633,528

		$633,528

Food & Staples Retailing — 4.1%

CVS Caremark Corp.	24,085	$1,086,233

		$1,086,233

Health Care Equipment & Supplies — 2.5%

Covidien PLC	12,579	$657,253

		$657,253

Health Care Providers & Services — 3.5%

UnitedHealth Group, Inc.	16,739	$933,199

		$933,199

Insurance — 6.8%

ACE, Ltd.	14,400	$1,032,624
Prudential Financial, Inc.	12,530	766,335

		$1,798,959

Life Sciences Tools & Services — 2.5%

Thermo Fisher Scientific, Inc.(1)	11,815	$668,965

		$668,965

Media — 2.2%

Time Warner, Inc.	16,014	$595,881

		$595,881

Metals & Mining — 2.9%

BHP Billiton, Ltd. ADR	5,812	$446,478
Freeport-McMoRan Copper & Gold, Inc.	7,305	310,901

		$757,379

Multi-Utilities — 5.2%

Sempra Energy	23,275	$1,378,811

		$1,378,811

Oil, Gas & Consumable Fuels — 9.1%

Exxon Mobil Corp.	15,181	$1,313,157
Occidental Petroleum Corp.	10,606	1,106,948

		$2,420,105

Pharmaceuticals — 7.0%

Johnson & Johnson	14,226	$925,828
Merck & Co., Inc.	24,048	917,912

		$1,843,740

Real Estate Investment Trusts (REITs) — 3.6%

AvalonBay Communities, Inc.	7,449	$965,912

		$965,912

Road & Rail — 3.4%

Union Pacific Corp.	8,287	$913,642

		$913,642

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Portfolio of Investments — continued

Security	Shares	Value

Software — 6.2%

Microsoft Corp.	30,677	$973,688
Oracle Corp.	22,728	665,249

		$1,638,937

Specialty Retail — 4.2%

TJX Companies, Inc. (The)	30,049	$1,100,094

		$1,100,094

Tobacco — 3.4%

Philip Morris International, Inc.	10,720	$895,334

		$895,334

Wireless Telecommunication Services — 3.9%

Vodafone Group PLC ADR	38,498	$1,042,911

		$1,042,911

Total Common Stocks
(identified cost $23,693,802)		$26,049,103

Short-Term Investments — 1.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.07%(2)	$517	$516,582

Total Short-Term Investments
(identified cost $516,582)		$516,582

Total Investments — 100.1%
(identified cost $24,210,384)		$26,565,685

Other Assets, Less Liabilities — (0.1)%		$(35,409)

Net Assets — 100.0%		$26,530,276

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2012.

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Statement of Assets and Liabilities

Assets	February 29, 2012

Unaffiliated investments, at value (identified cost, $23,693,802)	$26,049,103
Affiliated investment, at value (identified cost, $516,582)	516,582
Dividends receivable	48,301
Interest receivable from affiliated investment	37
Receivable for Fund shares sold	10,206
Receivable from affiliate	10,698

Total assets	$26,634,927

Liabilities

Payable for Fund shares redeemed	$49,554
Payable to affiliates:
Investment adviser and administration fee	15,572
Distribution and service fees	149
Accrued expenses	39,376

Total liabilities	$104,651

Net Assets	$26,530,276

Sources of Net Assets

Paid-in capital	$26,528,726
Accumulated net realized loss	(2,365,476)
Accumulated undistributed net investment income	11,725
Net unrealized appreciation	2,355,301

Net Assets	$26,530,276

Class A Shares

Net Assets	$686,515
Shares Outstanding	69,097
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.94
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.55

Class C Shares

Net Assets	$22,147
Shares Outstanding	2,229
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.94

Class I Shares

Net Assets	$25,821,614
Shares Outstanding	2,596,953
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.94

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Statement of Operations

Period Ended
Investment Income	February 29, 2012(1)

Dividends	$543,043
Interest allocated from affiliated investment	733
Expenses allocated from affiliated investment	(80)

Total investment income	$543,696

Expenses

Investment adviser and administration fee	$178,646
Distribution and service fees
Class A	405
Class C	129
Trustees’ fees and expenses	1,386
Custodian fee	31,726
Transfer and dividend disbursing agent fees	2,487
Legal and accounting services	26,610
Printing and postage	11,981
Registration fees	78,711
Miscellaneous	15,178

Total expenses	$347,259

Deduct —
Allocation of expenses to affiliate	$108,423

Total expense reductions	$108,423

Net expenses	$238,836

Net investment income	$304,860

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(2,378,679)
Investment transactions allocated from affiliated investment	39
Capital gain distributions received	13,164

Net realized loss	$(2,365,476)

Change in unrealized appreciation (depreciation) —
Investments	$2,355,301

Net change in unrealized appreciation (depreciation)	$2,355,301

Net realized and unrealized loss	$(10,175)

Net increase in net assets from operations	$294,685

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Statement of Changes in Net Assets

Period Ended
Increase (Decrease) in Net Assets	February 29, 2012(1)

From operations —
Net investment income	$304,860
Net realized loss from investment transactions and capital gain distributions received	(2,365,476)
Net change in unrealized appreciation (depreciation) from investments	2,355,301

Net increase in net assets from operations	$294,685

Distributions to shareholders —
From net investment income
Class A	$(983)
Class C	(32)
Class I	(292,144)

Total distributions	$(293,159)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$689,480
Class C	32,521
Class I	25,871,339
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	883
Class C	6
Class I	8,311
Cost of shares redeemed
Class A	(53,283)
Class C	(8,740)
Class I	(11,767)

Net increase in net assets from Fund share transactions	$26,528,750

Net increase in net assets	$26,530,276

Net Assets

At beginning of period	$—

At end of period	$26,530,276

Accumulated undistributed net investment income included in net assets

At end of period	$11,725

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Financial Highlights

	Class A

	Period Ended
	February 29, 2012(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.071
Net realized and unrealized loss	(0.031)

Total income from operations	$0.040

Less Distributions

From net investment income	$(0.100)

Total distributions	$(0.100)

Net asset value — End of period	$9.940

Total Return(3)	0.50	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$687
Ratios (as a percentage of average daily net assets):
Expenses	1.25	%(5)(6)
Net investment income	0.76	%(5)
Portfolio Turnover	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.45% of average daily net assets for the period from the start of business, March 7, 2011, to February 29, 2011). Absent this reimbursement, total return would have been lower.

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Financial Highlights — continued

	Class C

	Period Ended
	February 29, 2012(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.024
Net realized and unrealized loss	(0.058)

Total loss from operations	$(0.034)

Less Distributions

From net investment income	$(0.026)

Total distributions	$(0.026)

Net asset value — End of period	$9.940

Total Return(3)	(0.32	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22
Ratios (as a percentage of average daily net assets):
Expenses	2.00	%(5)(6)
Net investment income	0.26	%(5)
Portfolio Turnover	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.45% of average daily net assets for the period from the start of business, March 7, 2011, to February 29, 2012). Absent this reimbursement, total return would have been lower.

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Financial Highlights — continued

	Class I

	Period Ended
	February 29, 2012(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.119
Net realized and unrealized loss	(0.066)

Total income from operations	$0.053

Less Distributions

From net investment income	$(0.113)

Total distributions	$(0.113)

Net asset value — End of period	$9.940

Total Return(3)	0.64	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,822
Ratios (as a percentage of average daily net assets):
Expenses	1.00	%(5)(6)
Net investment income	1.28	%(5)
Portfolio Turnover	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.45% of average daily net assets for the period from the start of business, March 7, 2011, to February 29, 2012). Absent this reimbursement, total return would have been lower.

See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on March 7, 2011. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At February 29, 2012, the Fund, for federal income tax purposes, had realized deferred capital losses of $2,365,476 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. These deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of February 29, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from March 7, 2011 to February 29, 2012 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Notes to Financial Statements — continued

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the period ended February 29, 2012 was as follows:

Period Ended
February 29, 2012(1)

Distributions declared from:
Ordinary income	$293,159

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

During the period ended February 29, 2012, accumulated undistributed net investment income was increased by $24 and paid-in capital was decreased by $24 due to differences between book and tax accounting, primarily for non-deductible expenses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 29, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$11,725
Deferred capital losses	$(2,365,476)
Net unrealized appreciation	$2,355,301

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period ended February 29, 2012, the investment adviser and administration fee amounted to $178,646 or 0.75% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2012. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $108,423 of the Fund’s operating expenses for the period ended February 29, 2012.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Notes to Financial Statements — continued

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended February 29, 2012, EVM earned $40 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $125 as its portion of the sales charge on sales of Class A shares for the period ended February 29, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended February 29, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended February 29, 2012 amounted to $405 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the period ended February 29, 2012, the Fund paid or accrued to EVD $97 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the period ended February 29, 2012 amounted to $32 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended February 29, 2012, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $44,599,850 and $18,527,369, respectively, for the period ended February 29, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
Class A	February 29, 2012(1)

Sales	74,364
Issued to shareholders electing to receive payments of distributions in Fund shares	98
Redemptions	(5,365)

Net increase	69,097

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Notes to Financial Statements — continued

Period Ended
Class C	February 29, 2012(1)

Sales	3,270
Issued to shareholders electing to receive payments of distributions in Fund shares	1
Redemptions	(1,042)

Net increase	2,229

Period Ended
Class I	February 29, 2012(1)

Sales	2,597,329
Issued to shareholders electing to receive payments of distributions in Fund shares	917
Redemptions	(1,293)

Net increase	2,596,953

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

At February 29, 2012, an affiliate of EVM owned 94% of the value of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,210,384

Gross unrealized appreciation	$2,714,464
Gross unrealized depreciation	(359,163)

Net unrealized appreciation	$2,355,301

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended February 29, 2012.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$26,049,103	*	$—	$—	$26,049,103
Short-Term Investments	—		516,582	—	516,582

Total Investments	$26,049,103		$516,582	$—	$26,565,685

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Value Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Value Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 29, 2012, and the related statements of operations, changes in net assets, and the financial highlights for the period from the start of business, March 7, 2011, to February 29, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2012, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused Value Opportunities Fund as of February 29, 2012, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, March 7, 2011, to February 29, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 19, 2012

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately $531,991, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2012 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Management and Organization

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

Management and Organization — continued

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees

Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Focused Value Opportunities Fund

February 29, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5305-4/12	FVOSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Focused Value Opportunities Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 12 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.
The following tables present the aggregate fees billed to each Fund for the Fund’s initial fiscal period from the commencement of operations on March 7, 2011 to February 29, 2012 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.
Eaton Vance Focused Growth Opportunities Fund

Fiscal Period Ended	2/29/12
Audit Fees	$16,550
Audit-Related Fees(1)	$0
Tax Fees(2)	$8,000
All Other Fees(3)	$300

Total	$24,850

Eaton Vance Focused Value Opportunities Fund

Fiscal Period Ended	2/29/12
Audit Fees	$16,550
Audit-Related Fees(1)	$0
Tax Fees(2)	$8,000
All Other Fees(3)	$300

Total	$24,850

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (August 31, September 30, or February 29*). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/10	9/30/10	8/31/11	9/30/11	2/29/12

Audit Fees	$96,140	$21,460	$108,360	$21,650	$33,100
Audit-Related Fees(1)	$0	$0	$0	$0	$0
Tax Fees(2)	$42,770	$13,540	$41,960	$13,680	$16,000
All Other Fees(3)	$7,000	$2,800	$6,000	$600	$600

Total	$145,910	$37,800	$156,320	$35,930	$49,700

*	Series of the Trust with fiscal years ending February 29 commenced operations on March 7, 2011.

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/10	9/30/10	8/31/11	9/30/11	2/29/12

Registrant(1)	$49,770	$16,340	$47,960	$14,280	$16,600
Eaton Vance(2)	$240,551	$278,901	$224,191	$226,431	$414,561

(1)	Includes all of the Series of the Trust.

(2)	During the fiscal years reported above, the Series were “feeder” funds in a “master-feeder” fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	April 19, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	April 19, 2012

By:	/s/ Duncan W. Richardson Duncan W. Richardson President

Date:	April 19, 2012